NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Oct. 15, 2019	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock splits	1:100 reverse stock splits	the Company effected a reverse stock split (the “Reverse Split”) of its issued and outstanding common stock (the “Equity Instrument”). As a result of the Reverse Split, each (100) units of Equity Instrument issued and outstanding prior to the Reverse Split were converted into one (1) unit of Equity Instrument.	1:100 reverse stock splits	On October 15, 2019 and on June 30, 2020, the Company effectuated a 1-for-100 reverse stock splits (the “Reverse Splits”) of its issued and outstanding common stock.
Net loss				$ 404,344	$ 108,782	$ 530,827	$ 275,892
Net cash provided by (used in) operating activities				89,143	$ 72,730	452,472	310,177
Accumulated deficit				$ 1,544,157		$ 1,139,813	$ 608,986